Marketable debt securities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Marketable Securities [Line Items]
Marketable debt securities	$ 40,132	$ 31,622
Recurring
Marketable Securities [Line Items]
Marketable debt securities	40,132	31,622
Recurring | Level 1
Marketable Securities [Line Items]
Marketable debt securities	25,449
Recurring | Level 2
Marketable Securities [Line Items]
Marketable debt securities	$ 14,683	$ 31,622